UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	4/30/2017

Item 1. Schedule of Investments

Prudential Government Money Market Fund, Inc.

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 87.4%
Federal Farm Credit Bank	0.961	%(c)	10/25/17	9,000	$9,000,000
Federal Farm Credit Bank	0.973	%(c)	04/20/18	5,500	5,499,717
Federal Farm Credit Bank	1.013	%(c)	06/05/17	3,000	2,999,683
Federal Farm Credit Bank	1.016	%(c)	07/26/17	4,000	4,002,034
Federal Farm Credit Bank	1.024	%(c)	07/14/17	3,650	3,649,351
Federal Farm Credit Bank	1.035	%(c)	08/29/17	850	849,804
Federal Farm Credit Bank	1.063	%(c)	09/28/17	10,000	9,999,579
Federal Home Loan Bank	0.549	%(s)	05/01/17	9,000	9,000,000
Federal Home Loan Bank	0.554	%(s)	05/05/17	11,000	10,999,334
Federal Home Loan Bank	0.554	%(s)	05/10/17	19,000	18,997,411
Federal Home Loan Bank	0.636	%(s)	05/19/17	15,000	14,995,312
Federal Home Loan Bank	0.651	%(s)	07/21/17	8,000	7,988,498
Federal Home Loan Bank	0.651	%(s)	07/26/17	7,000	6,989,315
Federal Home Loan Bank	0.662	%(s)	08/01/17	7,000	6,988,372
Federal Home Loan Bank	0.680	%(s)	05/24/17	20,000	19,991,471
Federal Home Loan Bank	0.784	%(s)	05/25/17	12,000	11,993,840
Federal Home Loan Bank	0.784	%(s)	06/07/17	10,000	9,992,086
Federal Home Loan Bank	0.789	%(s)	06/02/17	10,000	9,993,111
Federal Home Loan Bank	0.789	%(s)	06/08/17	10,000	9,991,819
Federal Home Loan Bank	0.791	%(s)	06/19/17	13,000	12,986,260
Federal Home Loan Bank	0.794	%(s)	05/03/17	9,000	8,999,610
Federal Home Loan Bank	0.794	%(s)	05/31/17	13,000	12,991,550
Federal Home Loan Bank	0.794	%(s)	06/16/17	16,000	15,984,053
Federal Home Loan Bank	0.794	%(s)	06/20/17	8,500	8,490,792
Federal Home Loan Bank	0.797	%(s)	06/23/17	23,000	22,973,493
Federal Home Loan Bank	0.802	%(s)	06/14/17	15,000	14,985,572
Federal Home Loan Bank	0.804	%(s)	06/21/17	23,500	23,473,739
Federal Home Loan Bank	0.805	%(s)	06/12/17	9,000	8,991,705
Federal Home Loan Bank	0.805	%(s)	06/22/17	9,000	8,989,730
Federal Home Loan Bank	0.805	%(s)	06/26/17	7,000	6,991,398
Federal Home Loan Bank	0.813	%(c)	01/02/18	9,000	9,000,000
Federal Home Loan Bank	0.815	%(s)	07/05/17	7,000	6,989,889
Federal Home Loan Bank	0.816	%(c)	01/25/18	9,000	9,000,000
Federal Home Loan Bank	0.825	%(c)	02/01/18	7,000	7,000,000
Federal Home Loan Bank	0.831	%(s)	07/07/17	10,000	9,984,832
Federal Home Loan Bank	0.845	%(s)	07/12/17	36,000	35,940,324
Federal Home Loan Bank	0.889	%(c)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	0.892	%(c)	05/16/17	3,000	2,999,965
Federal Home Loan Bank	0.898	%(c)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	0.932	%(c)	03/29/18	5,000	5,000,000
Federal Home Loan Bank	0.978	%(c)	08/28/17	3,000	3,000,000
Federal Home Loan Bank	1.004	%(c)	12/08/17	3,000	2,999,909
Federal Home Loan Bank	1.027	%(c)	08/21/17	2,000	1,999,938
Federal Home Loan Bank	1.037	%(c)	12/07/17	3,000	3,000,000
Federal Home Loan Bank	1.086	%(c)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	1.105	%(c)	09/11/17	2,000	1,999,964
Federal Home Loan Bank	1.116	%(c)	12/22/17	3,000	3,000,000
Federal Home Loan Mortgage Corp.	0.777	%(s)	06/23/17	5,000	4,994,383
Federal Home Loan Mortgage Corp.	0.784	%(s)	06/21/17	5,000	4,994,546
Federal Home Loan Mortgage Corp., MTN	0.776	%(c)	10/12/17	7,000	7,000,000
Federal Home Loan Mortgage Corp., MTN	0.829	%(c)	05/08/17	7,000	7,000,000
Federal Home Loan Mortgage Corp., MTN	1.125	%(c)	01/08/18	4,000	4,000,000
Federal National Mortgage Assoc.	0.539	%(s)	05/10/17	9,000	8,998,807
Federal National Mortgage Assoc.	0.795	%(s)	06/28/17	10,000	9,987,433
Federal National Mortgage Assoc.	0.795	%(s)	06/26/17	10,000	9,987,867
Federal National Mortgage Assoc.	1.128	%(c)	01/11/18	3,000	3,000,000
Federal National Mortgage Assoc.	1.182	%(s)	11/15/17	250	248,415

					494,904,911

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bills	0.795	%(s)	06/29/17	5,000	4,993,604
U.S. Treasury Bills	0.805	%(s)	07/06/17	10,000	9,985,517
U.S. Treasury Bills	0.847	%(s)	07/13/17	10,000	9,983,149

					24,962,270

REPURCHASE AGREEMENTS(m) — 11.8%
Credit Agricole Corporate & Investment 0.78%, dated 04/27/2017, due 05/04/17 in the amount of $7,001,062				7,000	7,000,000
0.84%, dated 04/17/2017, due 05/01/17 in the amount of $5,001,633				5,000	5,000,000
Merrill Lynch 0.82%, dated 04/28/2017, due 05/01/17 in the amount of $30,002,050				30,000	30,000,000
TD Securities (USA) LLC 0.82%, dated 04/28/2017, due 05/01/17 in the amount of $24,999,708				24,998	24,998,000

					66,998,000

TOTAL INVESTMENTS — 103.6% (amortized cost $586,865,181)(z)					586,865,181
Liabilities in excess of other assets — (3.6)%					(20,361,255)

NET ASSETS — 100.0%					$566,503,926

The following abbreviations are used in the quarterly schedule of portfolio holdings:

GNMA	Government National Mortgage Association
MTN	Medium Term Note
OTC	Over-the-counter
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(m)	Repurchase agreements are collateralized by GNMA (coupon rate 3.500%, maturity date 09/20/46) and U.S. Treasury Securities (coupon rates 1.750%-4.500%, maturity dates 12/31/20-08/15/39), with the aggregate value, including accrued interest, of $68,338,223.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(z)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$494,904,911	$—
U.S. Treasury Obligations	—	24,962,270	—
Repurchase Agreements	—	66,998,000	—

Total	$—	$586,865,181	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value, as permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Government Money Market Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 16, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 16, 2017

* Print the name and title of each signing officer under his or her signature.